Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 26, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The table below sets forth unaudited selected quarterly financial data for each of the last two fiscal years (dollars in thousands, except per share data).

	For the Quarter Ended
	December 26, 2015	September 26, 2015	June 27, 2015	March 28, 2015
Total revenue	$37,550	$36,179	$32,903	$32,049
Cost of revenue	6,321	6,894	6,630	6,272
Income (Loss) from continuing operations	3,683	(6,364)	(5,404)	(9,794)
Loss from discontinued operations, net of tax	(2,084)	(10,985)	(1,831)	(2,216)
Net income (loss)	1,599	(17,349)	(7,235)	(12,010)

Net loss per share (Basic):
Income (Loss) from continuing operations	$0.11	$(0.20)	$(0.17)	$(0.31)
Loss from discontinued operations	(0.06)	(0.34)	(0.06)	(0.07)
Net income (loss) per share	$0.05	$(0.54)	$(0.23)	$(0.38)

Net loss per share (Diluted):
Income (Loss) from continuing operations	$0.11	$(0.20)	$(0.17)	$(0.31)
Loss from discontinued operations	(0.06)	(0.34)	(0.06)	(0.07)
Net income (loss) per share*	$0.05	$(0.54)	$(0.23)	$(0.38)

* Note the diluted share total used in the calculation of net income (loss) per share in Q4 FY’15 was 33,094

	For the Quarter Ended
	December 27, 2014	September 27, 2014	June 28, 2014	March 29, 2014
Total revenue	$30,001	$29,604	$25,836	$25,271
Cost of revenue	5,869	6,111	5,713	5,771
Loss from continuing operations	(1,530)	(10,610)	(9,875)	(15,544)
Loss from discontinued operations, net of tax	(38,890)	(3,843)	—	—
Net loss	(40,420)	(14,453)	(9,875)	(15,544)
Net loss attributable to common stockholders	(40,420)	(14,453)	(9,875)	(15,548)

Net loss per share attributable to common stockholders (Basic and Diluted):
Loss from continuing operations	$(0.05)	$(0.34)	$(0.32)	$(0.71)
Loss from discontinued operations	(1.23)	(0.12)	—	—
Net loss per share	$(1.28)	$(0.46)	$(0.32)	$(0.71)